SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Weighted average assumptions used in estimating the fair value of stock options - $ / shares	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Weighted average assumptions used in estimating the fair value of stock options [Abstract]
Weighted average fair value at grant date (in Dollars per share)	$ 3.09	$ 5.75
Valuation assumptions:
Expected life ( years)	5 years 9 months	5 years 292 days
Expected volatility	117.80%	115.30%
Risk-free interest rate	2.01%	1.82%
Expected dividend yield	0.00%	0.00%